UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Michael W. Stockton

International Growth and Income Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM
Investment portfolio
March 31, 2015
unaudited
Common stocks 92.20% Financials 25.58%	Shares	Value (000)
AXA SA1	10,724,200	$270,428
Banco Santander, SA1,2	28,676,188	215,674
Sun Hung Kai Properties Ltd.[1]	11,324,402	174,335
Sumitomo Mitsui Financial Group, Inc.[1]	3,320,000	127,220
HSBC Holdings PLC (GBP denominated)[1]	7,481,896	63,672
HSBC Holdings PLC (HKD denominated)[1]	7,136,396	61,235
Suncorp Group Ltd.[1]	12,035,000	123,481
Shinsei Bank, Ltd.[1]	50,300,000	100,110
Brookfield Property Partners LP	3,935,000	95,424
ICICI Bank Ltd.[1]	11,205,000	56,448
ICICI Bank Ltd. (ADR)	3,250,000	33,670
Prudential PLC[1]	3,620,472	89,644
Link Real Estate Investment Trust[1]	13,415,418	82,555
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	7,300,200	79,718
Svenska Handelsbanken AB, Class A1	1,569,000	70,815
HDFC Bank Ltd.[1]	2,249,694	43,043
HDFC Bank Ltd. (ADR)	470,307	27,697
Ping An Insurance (Group) Co. of China, Ltd., Class H1	5,165,000	62,129
BNP Paribas SA1	979,016	59,542
Swedbank AB, Class A1	2,430,000	58,080
Allianz SE1	319,100	55,447
Fairfax Financial Holdings Ltd.	94,800	52,956
Aegon NV1	6,496,000	51,319
Genworth Mortgage Insurance Australia Ltd.[1]	20,125,157	50,422
Barclays PLC[1]	12,598,000	45,204
China Overseas Land & Investment Ltd.[1]	12,898,000	41,721
Intesa Sanpaolo SpA[1]	11,686,000	39,656
UniCredit SpA[1]	5,550,000	37,644
Fibra Uno Administración, SA de CV	13,000,000	34,440
AIA Group Ltd.[1]	5,437,600	34,080
AEON Financial Service Co., Ltd.[1]	1,340,000	33,852
Bank Mandiri (Persero) Tbk PT, Series B1	32,425,000	30,901
Bank of the Philippine Islands[1]	13,533,159	30,364
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	8,600,000	30,072
Sampo Oyj, Class A1	595,000	30,066
ING Groep NV, depository receipts[1,2]	1,730,000	25,375
SEGRO PLC[1]	3,740,000	23,121
Eurobank Ergasias SA1,2	183,121,128	20,637
Toronto-Dominion Bank	467,846	20,024
Piraeus Bank SA1,2	40,850,881	15,731
Bank of Nova Scotia	309,206	15,512
Sumitomo Mitsui Trust Holdings, Inc.[1]	3,527,000	14,561
Bankia, SA1,2	9,500,000	13,226
ORIX Corp.[1]	900,000	12,659
		2,653,910
International Growth and Income Fund — Page 1 of 9

unaudited
Common stocks Consumer discretionary 10.26%	Shares	Value (000)
ProSiebenSat.1 Media AG1	2,118,000	$104,083
Wynn Macau, Ltd.[1]	39,998,800	86,074
Toyota Motor Corp.[1]	1,146,000	79,981
SES SA, Class A (FDR)[1]	2,150,000	76,100
HUGO BOSS AG1	564,530	68,742
Dixons Carphone PLC[1]	9,786,000	59,875
Barratt Developments PLC[1]	7,580,000	59,356
OPAP SA1	6,191,748	58,056
Eutelsat Communications SA1	1,503,238	49,772
SJM Holdings Ltd.[1]	38,000,000	49,522
Daily Mail and General Trust PLC, Class A, nonvoting[1]	3,543,000	46,351
Steinhoff International Holdings Ltd.[1]	7,200,000	45,135
Christian Dior SE1	203,800	38,282
Maruti Suzuki India Ltd.[1]	610,000	37,812
Publicis Groupe SA1	432,000	33,355
Don Quijote Holdings Co., Ltd.[1]	397,000	32,333
Kroton Educacional SA, ordinary nominative	9,600,000	30,952
Liberty Global PLC, Class C2	411,387	20,491
Liberty Global PLC, Class A2	164,989	8,492
Cie. Financière Richemont SA, Class A1	354,000	28,499
Honda Motor Co., Ltd.[1]	687,000	22,327
Industria de Diseño Textil, SA1	500,000	16,031
Fuji Media Holdings, Inc.[1]	885,000	12,565
		1,064,186
Industrials 8.15%
Wolseley PLC[1]	2,234,684	132,177
Adecco SA1	1,160,000	96,635
International Consolidated Airlines Group, SA (CDI)[1,2]	10,310,000	92,166
Abertis Infraestructuras, SA, Class A1	4,075,300	73,656
BAE Systems PLC[1]	8,666,000	67,188
Geberit AG1	170,700	64,080
Meggitt PLC[1]	7,428,525	60,353
Edenred SA1	1,704,000	42,477
Randstad Holding NV1	698,137	42,388
Marubeni Corp.[1]	6,830,000	39,517
Airbus Group NV, non-registered shares[1]	500,000	32,490
Spirax-Sarco Engineering PLC[1]	570,689	28,828
KONE Oyj, Class B1	595,000	26,376
Ryanair Holdings PLC (ADR)	360,000	24,037
Singapore Technologies Engineering Ltd[1]	6,546,000	16,581
Mitsubishi Corp.[1]	333,100	6,715
		845,664
Energy 8.15%
Royal Dutch Shell PLC, Class B1	5,438,000	168,937
TOTAL SA1	3,382,300	168,274
Enbridge Inc.	2,728,132	131,501
China Petroleum & Chemical Corp., Class H1	70,040,000	55,869
Coal India Ltd.[1]	9,400,000	54,436
Keyera Corp.	800,000	53,215
LUKOIL Oil Company OJSC (ADR)[1]	1,024,000	47,283
Baytex Energy Corp.	2,933,121	46,386
Galp Energia, SGPS, SA, Class B1	4,275,000	46,175
Crescent Point Energy Corp.	1,260,000	28,094
International Growth and Income Fund — Page 2 of 9

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Paramount Resources Ltd.[2]	1,050,000	$25,866
BG Group PLC[1]	1,560,000	19,164
		845,200
Telecommunication services 8.01%
Orange SA1	10,270,000	165,232
TDC A/S1	23,010,000	164,828
Mobile TeleSystems OJSC (ADR)	9,135,000	92,263
BT Group PLC[1]	14,074,000	91,183
KDDI Corp.[1]	3,285,000	74,425
SoftBank Corp.[1]	1,170,000	68,012
Globe Telecom, Inc.[1]	847,930	38,110
HKT Trust and HKT Ltd., units[1]	28,025,128	36,032
Vodafone Group PLC[1]	10,500,000	34,314
China Telecom Corp. Ltd., Class H1	47,764,000	30,691
TalkTalk Telecom Group PLC[1]	4,250,000	21,680
Hellenic Telecommunications Organization SA1,2	1,586,200	14,062
		830,832
Information technology 7.73%
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	53,841,506	249,788
Nintendo Co., Ltd.[1]	787,400	115,879
Murata Manufacturing Co., Ltd.[1]	825,000	113,660
STMicroelectronics NV1	7,500,000	69,906
AAC Technologies Holdings Inc.[1]	11,185,000	68,814
Quanta Computer Inc.[1]	26,454,835	63,734
ASM Pacific Technology Ltd.[1]	4,958,000	51,555
Wirecard AG1	807,000	34,153
ASML Holding NV1	200,000	20,379
Alcatel-Lucent[1,2]	3,800,000	14,381
		802,249
Utilities 6.14%
Power Assets Holdings Ltd.[1]	20,021,500	204,482
EDP - Energias de Portugal, SA1	54,192,000	202,953
Power Grid Corp. of India Ltd.[1]	27,020,050	66,585
SSE PLC[1]	2,321,367	51,560
National Grid PLC[1]	3,227,744	41,267
CLP Holdings Ltd.[1]	3,825,000	33,401
Cheung Kong Infrastructure Holdings Ltd.[1]	3,800,000	32,635
E.ON SE1	275,000	4,097
		636,980
Materials 6.06%
Potash Corp. of Saskatchewan Inc.	3,269,000	105,425
L’Air Liquide SA1	351,343	45,288
L’Air Liquide SA, bonus shares[1]	294,749	37,913
Amcor Ltd.[1]	7,439,600	79,378
James Hardie Industries PLC (CDI)[1]	5,490,000	63,480
Rio Tinto PLC[1]	1,435,000	58,623
Vale SA, Class A, preferred nominative	10,193,000	49,343
Glencore PLC[1]	10,113,056	42,576
Lafarge SA, non-registered shares[1]	480,000	31,128
Anhui Conch Cement Co. Ltd., Class H1	8,117,000	30,745
First Quantum Minerals Ltd.	2,529,000	30,650
International Growth and Income Fund — Page 3 of 9

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Syngenta AG1	80,800	$27,483
BHP Billiton PLC[1]	1,220,000	26,488
		628,520
Health care 5.57%
Novartis AG1	2,427,000	240,004
AstraZeneca PLC[1]	1,905,000	130,607
GlaxoSmithKline PLC[1]	2,220,000	50,838
Sanofi[1]	514,000	50,578
Novo Nordisk A/S, Class B1	650,000	34,779
Roche Holding AG1	102,000	28,126
Smith & Nephew PLC[1]	1,520,000	25,784
Bayer AG1	115,000	17,279
		577,995
Consumer staples 5.29%
British American Tobacco PLC[1]	2,780,300	143,645
Imperial Tobacco Group PLC[1]	1,970,000	86,480
Nestlé SA1	906,000	68,403
Kao Corp.[1]	1,124,600	56,148
LAWSON, INC.[1]	568,000	39,431
Pernod Ricard SA1	284,800	33,608
Casino, Guichard-Perrachon SA1	341,000	30,166
Shoprite Holdings Ltd.[1]	2,100,000	28,363
Shiseido Co., Ltd.[1]	1,400,000	24,874
Wesfarmers Ltd.[1]	589,620	19,701
President Chain Store Corp.[1]	2,317,000	17,422
		548,241
Miscellaneous 1.26%
Other common stocks in initial period of acquisition		130,373
Total common stocks (cost: $8,752,284,000)		9,564,150
Preferred securities 0.13% Financials 0.12%
HSBC Holdings PLC, Series 2, 8.00%	472,795	12,402
Consumer discretionary 0.01%
Zee Entertainment Enterprises Ltd., 6.00% preferred, expires 2022	98,280,000	1,256
Total preferred securities (cost: $12,739,000)		13,658
Rights & warrants 0.02% Financials 0.02%
Piraeus Bank, SA, warrants, expire 2018[2]	21,421,842	2,165
Miscellaneous 0.00%
Other rights & warrants in initial period of acquisition		266
Total rights & warrants (cost: $0)		2,431
International Growth and Income Fund — Page 4 of 9

unaudited
Convertible bonds 0.47% Financials 0.28%	Principal amount (000)	Value (000)
Bank of Ireland 10.00% convertible notes 2016	€ 25,000	$29,134
Consumer staples 0.19%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR214,390	19,433
Total convertible bonds (cost: $60,641,000)		48,567
Bonds, notes & other debt instruments 1.63% Corporate bonds & notes 0.92% Telecommunication services 0.45%
Altice Financing SA 6.625% 2023[3]	$3,200	3,312
Altice SA 7.625% 2025[3]	1,975	1,989
NII Capital Corp. 10.00% 2016[4]	5,300	2,597
NII Capital Corp. 7.875% 2019[3,4]	8,600	8,019
NII Capital Corp. 8.875% 2019[4]	4,775	2,292
NII Capital Corp. 11.375% 2019[3,4]	7,200	6,876
NII Capital Corp. 7.625% 2021[4]	69,275	21,822
		46,907
Financials 0.23%
Bank of Ireland 10.24% (undated)	€8,485	9,632
SMFG Preferred Capital USD 3 Ltd., junior subordinated 9.50% (undated)[3,5]	$5,410	6,571
Société Générale, junior subordinated 6.999% (undated)[5]	€6,200	7,451
		23,654
Consumer discretionary 0.22%
Myriad International Holdings 6.00% 2020[3]	$20,000	22,250
Consumer staples 0.02%
British American Tobacco International Finance PLC 9.50% 2018[3]	2,000	2,533
Total corporate bonds & notes		95,344
U.S. Treasury bonds & notes 0.37% U.S. Treasury 0.37%
U.S. Treasury 0.25% 2015	24,400	24,413
U.S. Treasury 0.25% 2015[6]	13,450	13,454
Total U.S. Treasury bonds & notes		37,867
Bonds & notes of governments & government agencies outside the U.S. 0.34%
City of Buenos Aires Argentina 8.95% 2021[3,7]	25,000	26,313
India (Republic of) 8.60% 2028	INR530,000	9,038
		35,351
Total bonds, notes & other debt instruments (cost: $174,780,000)		168,562
Short-term securities 5.31%
Coca-Cola Co. 0.25% due 7/9/2015[3]	$25,000	24,993
Electricité de France 0.18% due 5/6/2015–6/4/2015[3]	63,300	63,285
Export Development Canada 0.10% due 4/7/2015	17,300	17,300
Fannie Mae 0.16% due 7/1/2015	13,700	13,698
Federal Farm Credit Banks 0.12% due 7/10/2015	26,400	26,396
International Growth and Income Fund — Page 5 of 9

unaudited
Short-term securities	Principal amount (000)	Value (000)
Freddie Mac 0.10%–0.11% due 5/6/2015–7/21/2015	$23,900	$23,896
Mitsubishi UFJ Trust and Banking Corp. 0.25% due 6/3/2015[3]	47,100	47,083
Nordea Bank AB 0.21%–0.22% due 4/7/2015–4/14/2015[3]	51,100	51,098
Sumitomo Mitsui Banking Corp. 0.17% due 5/11/2015[3]	34,500	34,493
Svenska Handelsbanken Inc. 0.20% due 7/2/2015[3]	36,300	36,281
Thunder Bay Funding, LLC 0.22% due 4/1/2015[3]	34,061	34,061
Toronto-Dominion Holdings USA Inc. 0.13%–0.17% due 4/13/2015–6/5/2015[3]	93,800	93,782
Victory Receivables Corp. 0.18% due 4/8/2015[3]	22,100	22,099
Westpac Banking Corp. 0.23%–0.26% due 5/27/2015–6/19/2015[3]	62,100	62,083
Total short-term securities (cost: $550,508,000)		550,548
Total investment securities 99.76% (cost: $9,550,952,000)		10,347,916
Other assets less liabilities 0.24%		25,371
Net assets 100.00%		$10,373,287
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $230,577,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Australian dollars	4/29/2015	Bank of America, N.A.	$24,186	A$31,800	$9
Australian dollars	5/28/2015	Bank of New York Mellon	$25,306	A$33,325	8
Euros	4/20/2015	Citibank	$42,137	€39,300	(132)
Euros	6/9/2015	JPMorgan Chase	$33,638	€30,500	811
Japanese yen	4/14/2015	HSBC Bank	$4,644	¥550,000	57
Japanese yen	4/23/2015	JPMorgan Chase	$3,849	¥465,000	(29)
Japanese yen	4/27/2015	Bank of America, N.A.	$7,098	¥850,000	8
Japanese yen	4/27/2015	UBS AG	$3,883	¥465,000	4
Japanese yen	4/28/2015	Bank of America, N.A.	$3,845	¥465,000	(34)
Japanese yen	4/30/2015	UBS AG	$11,457	¥1,385,000	(96)
Japanese yen	5/19/2015	Bank of New York Mellon	$20,133	¥2,400,000	108
Japanese yen	5/19/2015	Citibank	$14,255	¥1,700,000	71
Japanese yen	5/19/2015	UBS AG	$1,259	¥150,000	7
Japanese yen	6/4/2015	Bank of America, N.A.	$5,000	¥600,000	(7)
					$785

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $8,527,922,000, which represented 82.21% of the net assets of the fund. This amount includes $8,444,721,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $547,121,000, which represented 5.27% of the net assets of the fund.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Coupon rate may change periodically.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,083,000, which represented .02% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
International Growth and Income Fund — Page 6 of 9

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
International Growth and Income Fund — Page 7 of 9

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$389,513	$2,264,397	$—	$2,653,910
Consumer discretionary	59,935	1,004,251	—	1,064,186
Industrials	24,037	821,627	—	845,664
Energy	285,062	560,138	—	845,200
Telecommunication services	92,263	738,569	—	830,832
Information technology	—	802,249	—	802,249
Utilities	—	636,980	—	636,980
Materials	185,418	443,102	—	628,520
Health care	—	577,995	—	577,995
Consumer staples	—	548,241	—	548,241
Miscellaneous	—	130,373	—	130,373
Preferred securities	13,658	—	—	13,658
Rights & warrants	2,431	—	—	2,431
Convertible bonds	—	48,567	—	48,567
Bonds, notes & other debt instruments	—	168,562	—	168,562
Short-term securities	—	550,548	—	550,548
Total	$1,052,317	$9,295,599	$—	$10,347,916

International Growth and Income Fund — Page 8 of 9

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,083	$—	$1,083
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(298)	—	(298)
Total	$—	$785	$—	$785
*	Securities with a value of $7,662,807,000, which represented 73.87% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,431,716
Gross unrealized depreciation on investment securities	(655,893)
Net unrealized appreciation on investment securities	775,823
Cost of investment securities	9,572,093

Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
€ = Euros
GBP = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
¥ = Japanese yen
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-034-0515O-S42147	International Growth and Income Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the International Growth and Income Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the International Growth and Income Fund’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 29, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2015